Schedule of Fair Value Assets Measured on Recurring Basis (Details) - Alphatime Acquisition Corp [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets:
Investment held in Trust Account	$ 15,240,284	$ 74,062,199
Fair Value, Inputs, Level 1 [Member]
Assets:
Investment held in Trust Account	15,240,284	74,062,199
Fair Value, Inputs, Level 2 [Member]
Assets:
Investment held in Trust Account
Fair Value, Inputs, Level 3 [Member]
Assets:
Investment held in Trust Account